Financial Instruments and Risk Management - Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 (Details) - EUR (€) € in Thousands		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount		€ 1,320	€ 3,291
Liabilities, carrying amount		(14,175)	(15,414)
Total carrying amount		(12,855)	(12,123)
Total Fair value		(456)	(765)	€ (7,651)	€ (15,271)
Cash And Cash Equivalent [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount		411	1,147
Liabilities, carrying amount
Total carrying amount		411	1,147
Total Fair value
Other Receivables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount	[1]	909	671
Liabilities, carrying amount	[1]
Total carrying amount	[1]	909	671
Total Fair value	[1]
Trade payables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(10,994)	(11,015)
Total carrying amount		(10,994)	(11,015)
Total Fair value
Warrants [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(456)	(765)
Total carrying amount		(456)	(765)
Total Fair value		(456)	(765)
Amounts Owed Tor Related Parties [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(1,363)	(2,113)
Total carrying amount		(1,363)	(2,113)
Total Fair value
Loans and borrowings [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(1,186)	(1,326)
Total carrying amount		(1,186)	(1,326)
Total Fair value
Other Payables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount	[2]
Liabilities, carrying amount	[2]	(176)	(195)
Total carrying amount	[2]	(176)	(195)
Total Fair value	[2]
Trade receivables [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Cash and receivables, carrying amount			1,473
Liabilities, carrying amount
Total carrying amount			1,473
Total Fair value
Level 1 of fair value hierarchy [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value		(456)	(765)
Level 1 of fair value hierarchy [member] | Cash And Cash Equivalent [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 1 of fair value hierarchy [member] | Other Receivables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value	[1]
Level 1 of fair value hierarchy [member] | Trade payables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 1 of fair value hierarchy [member] | Warrants [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value		(456)	(765)
Level 1 of fair value hierarchy [member] | Amounts Owed Tor Related Parties [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 1 of fair value hierarchy [member] | Loans and borrowings [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 1 of fair value hierarchy [member] | Other Payables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value	[2]
Level 1 of fair value hierarchy [member] | Trade receivables [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 2 of fair value hierarchy [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 2 of fair value hierarchy [member] | Cash And Cash Equivalent [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 2 of fair value hierarchy [member] | Other Receivables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value	[1]
Level 2 of fair value hierarchy [member] | Trade payables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 2 of fair value hierarchy [member] | Warrants [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 2 of fair value hierarchy [member] | Amounts Owed Tor Related Parties [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 2 of fair value hierarchy [member] | Loans and borrowings [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 2 of fair value hierarchy [member] | Other Payables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value	[2]
Level 2 of fair value hierarchy [member] | Trade receivables [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 3 of fair value hierarchy [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 3 of fair value hierarchy [member] | Cash And Cash Equivalent [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 3 of fair value hierarchy [member] | Other Receivables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value	[1]
Level 3 of fair value hierarchy [member] | Trade payables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 3 of fair value hierarchy [member] | Warrants [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 3 of fair value hierarchy [member] | Amounts Owed Tor Related Parties [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 3 of fair value hierarchy [member] | Loans and borrowings [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value
Level 3 of fair value hierarchy [member] | Other Payables [Member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value	[2]
Level 3 of fair value hierarchy [member] | Trade receivables [member]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3 [Line Items]
Total Fair value

[1]	Prepayments and VAT have been excluded as they are not classified as a financial asset.
[2]	Employment taxes have been excluded as these are statutory liabilities.